Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Deferred
Total deferred	$ 104,405	$ 25,795	$ 1,431
Total income tax expense	83,804	57,254	52,292
WGL
Current
Federal	(18,639)	29,976	41,425
State	2,977	5,149	11,258
Total current	(15,662)	35,125	52,683
Deferred
Total deferred	104,405	25,795	1,431
Amortization of investment tax credits	(4,939)	(3,666)	(1,822)
Total income tax expense	83,804	57,254	52,292
WGL | Accelerated Depreciation [Member]
Deferred
Federal	71,529	35,747	33,394
State	13,739	9,822	6,795
WGL | Other Federal [Member]
Deferred
Federal	17,726	(18,014)	(31,173)
State	1,411	(1,760)	(7,585)
Washington Gas Light Company
Current
Federal	(5,305)	37,098	40,492
State	907	4,262	7,515
Total current	(4,398)	41,360	48,007
Deferred
Total deferred	76,621	7,050	(2,915)
Amortization of investment tax credits	(832)	(876)	(895)
Total income tax expense	71,391	47,534	44,197
Washington Gas Light Company | Accelerated Depreciation [Member]
Deferred
Federal	71,046	34,833	34,518
State	13,701	9,540	6,770
Washington Gas Light Company | Other Federal [Member]
Deferred
Federal	(6,619)	(30,523)	(35,982)
State	$ (1,507)	$ (6,800)	$ (8,221)